Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income from continuing operations	$ 4,356	$ 6,468	$ 5,655
Net income from discontinued operations	3,610	155	454
Net income	7,966	6,623	6,109
Foreign currency translation adjustments
Foreign currency translation adjustments arising during period	(1,502)	(1,302)	(523)
Reclassification adjustments for loss (gain) on sale of an investment in a foreign entity recognized in net income	(42)	(7)	(25)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	(1,460)	(1,295)	(498)
Change in pension and post-retirement benefit plans
Net actuarial (loss) gain arising during the period	(284)	(4,362)	3,987
Prior service cost arising during period	37	5	225
Pension and post-retirement benefit plans - Other	326	121	50
Amortization of actuarial loss and prior service credit	867	416	906
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(872)	3,830	(4,718)
Tax (expense) benefit	(298)	1,388	(1,735)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(574)	2,442	(2,983)
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	28	35	332
Less: reclassification adjustments for gain included in Other income, net	54	20	91
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	(26)	15	241
Tax (expense) benefit	(11)	3	90
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(15)	12	151
Change in unrealized cash flow hedging
Unrealized cash flow hedging (loss) gain arising during period	(415)	(263)	(134)
Loss (gain) reclassified into Product sales	(234)	(96)	(25)
Gain reclassified into Other income, net	0	0	(2)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	(181)	(167)	(111)
Tax benefit (expense)	(51)	(37)	(29)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(130)	(130)	(82)
Other comprehensive (loss) income, net of tax	(1,031)	(3,855)	2,554
Comprehensive income	6,935	2,768	8,663
Less: Comprehensive income attributable to noncontrolling interest	285	329	374
Comprehensive income atrributable to common shareowners	$ 6,650	$ 2,439	$ 8,289